Document and Entity Information	12 Months Ended
Nov. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	FIDELITY SALEM STREET TRUST
Central Index Key	0000035315
Amendment Flag	false
Document Creation Date	Jan 2, 2013
Document Effective Date	Jan 2, 2013
Prospectus Date	Nov 29, 2012

Retail | Fidelity Strategic Real Return Fund
Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.18%
Total annual operating expenses	0.75%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Retail | Fidelity Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst9_SupplementTextBlock	Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.18%
Total annual operating expenses	0.75%

A T B C | Fidelity Strategic Real Return Fund
Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B

				Class C
Management fee	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.22%	0.23%	0.30%	0.24%
Total annual operating expenses	1.04%	1.05%	1.77%	1.81%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
A T B C | Fidelity Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst9_SupplementTextBlock	Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Class A, Class T, Class B, and Class C
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B

				Class C
Management fee	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.22%	0.23%	0.30%	0.24%
Total annual operating expenses	1.04%	1.05%	1.77%	1.81%

Inst | Fidelity Strategic Real Return Fund
Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Institutional Class
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expenses	0.81%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Inst | Fidelity Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst9_SupplementTextBlock	Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Institutional Class
November 29, 2012
Prospectus

The fund may invest in Fidelity® Commodity Strategy Central Fund (commodity central fund), which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. Until December 31, 2012, Fidelity Management & Research Company (FMR) had contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the commodity central fund. This arrangement was terminated effective December 31, 2012, when Geode Capital Management, LLC, a registered commodity pool operator, was appointed as the manager of the commodity central fund and its subsidiary. Effective December 31, 2012, Geode has contractually agreed to waive the management fee it receives with respect to the commodity central fund in an amount equal to the management fee paid to Geode by the subsidiary. This reimbursement arrangement is unrelated to the expenses of the fund to which this prospectus relates.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%
Total annual operating expenses	0.81%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jan 2, 2013